Net loss earnings per share	12 Months Ended
Dec. 31, 2011
Net loss earnings per share

14 Net loss earnings per share

Net loss earnings per share is calculated based on the weighted average number of shares of common stock issued and, as appropriate, diluted shares of common stock equivalents outstanding during each of the relevant years and the related loss amounts. The number of incremental shares from assumed exercise of stock options, stock purchase warrants, warrants, and option rights have been determined using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase common stock using the average fair value of the common stock during those relevant years.

A convertible note was issued on May 12, 2009 (Note 21), and the holder exercised the option to convert the entire principal amount of US$10,000 into 3,322,260 shares of the Company’s common stock in November 2009, all of which have been taken into account in the computation of the (loss) earnings per share.

Basic and diluted net loss earnings per share have been calculated in accordance with ASC 260 (formerly referred to SFAS No. 128 “Earnings per Share”), for the years ended December 31, 2009, 2010 and 2011 as follows:

	Year ended December 31,
	2009	2010	2011
	Rmb	Rmb	Rmb
	(Amounts expressed in thousands, except per share data)
Net loss for the year attributable to the shareholders of the Company	(38,469)	(35,121)	(64,630)

Net loss from continuing operations attributable to holders of Common Stock, basic and diluted	(42,696)	(35,121)	(64,630)

Net income from discontinued operations attributable to holders of Common Stock, basic and diluted	4,227	—	—

Weighted-average shares used in computing basic and diluted net loss per share	15,927	20,746	22,494

Net loss per share (in Rmb)—Basic and diluted	(2.42)	(1.69)	(2.87)

Net loss per share from continuing operations (in Rmb)—Basic and diluted	(2.68)	(1.69)	(2.87)

Net earnings per share from discontinued operations (in Rmb)—Basic and diluted	0.26	N/A	N/A

For the three years ended December 31, 2009, 2010 and 2011, the number of shares used in the calculation of diluted net loss income per share is equal to the number of shares used to calculate basic loss earnings per share as the incremental effect of share options, stock purchase warrants, warrants, options and convertible note would be antidilutive. The weighted average number ordinary share equivalent of stock options, stock purchase warrants, convertible note, warrants and option rights which have not been included in the calculation of diluted net loss for continuing and discontinued operation per share for the years ended December 31, 2009, 2010 and 2011 were approximately 7,549,000, 5,784,000 and 7,008,000 respectively.